Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
16.	Leases

The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s unaudited interim condensed consolidated statements of income is summarized as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2026
Operating lease costs	$659,230	$686,563
Total lease cost:	$659,230	$686,563

Cash paid for operating leases amounted to $659,230 and $686,563 for the six months ended June 30, 2025 and 2026, respectively.

Other information about lease amounts recognized in the unaudited interim consolidated financial statements, as of June 30, 2026) is as follows:
Weighted-average remaining lease term – 5.15 years
Weighted-average discount rate – 2.26%

The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:

Period ended June 30, 2026
1 year	$1,317,670
1-2 years	1,304,628
2-3 years	1,284,643
3-4 years	1,269,159
4-5 years	1,269,159
5+ years	634,580
Total undiscounted cashflow	7,079,839
Interest	(403,694)
Lease Liability as of June 30, 2026	$6,676,145
Thereof current lease liability as of June 30, 2026	1,184,457
Thereof non-current lease liability as of June 30, 2026	5,491,688

The Company subleases parts of its offices. The income received during the six months ended June 30, 2025 and 2026 amounts to $0.5 million in each period, and is included in “Revenue from services” in the unaudited interim condensed consolidated statement of comprehensive income.